Goodwill and Intangible Assets, Net - Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014
Goodwill [Roll Forward]
Beginning balance	$ 48.0	$ 11.4	$ 8.6
Acquisitions	18.1	36.6	2.8
Ending balance	$ 66.1	$ 48.0	$ 11.4